Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 23 – Subsequent Events
The Company evaluated its activities through the date of the filing of the Unaudited Condensed Consolidated Financial Statements.
On July 21, 2023, we entered into a Purchase and Sale Agreement (the “Purchase Agreement”), through our subsidiary Bridger Bighorn, LLC, to acquire Big Horn Airways, Inc., for a total purchase price of $39.25 million, with $14.75 million payable in unregistered shares of Bridger’s Common Stock, and the remainder payable in cash which may be adjusted pursuant to the terms of the Purchase Agreement, including for Bighorn’s cash, indebtedness, and net working capital as of the closing.
The number of shares of Common Stock issuable to the sellers at closing will be determined based upon a 60-day volume-weighted average per-share price (VWAP) of Bridger’s Common Stock, consisting of the
30 consecutive trading days ending on the trading day immediately preceding July 21, 2023 and the 30 consecutive trading days beginning on July 21, 2023. Consummation of the transaction is subject to satisfaction or waiver of customary closing conditions including raising cash and regulatory approvals.
The Common Stock consideration will be subject to transfer restrictions for a three-year period post-closing, with 1/36th of the total shares of Common Stock issued to the sellers vesting each month over such three-year period. The Purchase Agreement also provides Sellers with customary resale registration rights with respect to their Common Stock consideration.
Consummation of the Transaction is subject to the satisfaction or waiver of customary closing conditions and is expected to occur on or before September 22, 2023; however, if Bridger has not paid the cash consideration by such date, the closing date will automatically be extended to December 31, 2023. The Purchase Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, including by mutual written consent, and will automatically be terminated if the closing does not occur on or before January 31, 2024.
The Purchase Agreement contains customary representations, warranties, covenants, and post-closing indemnification obligations of the parties thereto. The Sellers have agreed to certain customary non-competition

and
non-solicitation

covenants for a period of five years following the closing.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 23 – Subsequent Events
The Company evaluated its activities through March 20, 2023, the date at which the consolidated financial statements were available to be issued.
On January 23, 2023, the Company granted its executives and senior management a total of 8,826,168 shares of restricted stock units (“RSUs”) under New Bridger’s 2023 Omnibus Incentive Plan (“2023 Omnibus Plan”) in connection with the Business Combination. The RSUs are subject to performance and service vesting conditions with 21.5% of the RSUs vested upon the Closing Date and the remaining 78.5% of the RSUs will vest annually from the Closing Date over graded service vesting periods of three years and six years for the executives and senior management, respectively. The estimated grant date fair value of the RSUs is approximated to be $88.3 million based on the estimated fair value of New Bridger’s common stock of $10.00 per share based on the Transaction Agreements.
On January 24, 2023, JCIC completed the Business Combination with the Company contemplated by the Transaction Agreements entered into on August 3, 2022. The Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, JCIC will be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Bridger Aerospace Group Holdings, Inc will represent a continuation of the financial statements of the Company with the Business Combination treated as the equivalent of the Company issuing stock for the net assets of JCIC, accompanied by a recapitalization.
On the Closing Date, pursuant to the Transaction Agreements: (i) JCIC and the Company became a wholly owned subsidiary of a new public entity that was renamed Bridger Aerospace Group Holdings, Inc., (ii) each of the Company’s common shares then issued and outstanding was automatically surrendered and exchanged into 0.96246 share of New Bridger’s common stock, rounded down to the nearest share for each holder, and (iii) each of the Series C Preferred shares was automatically surrendered and exchanged into one New Bridger’s Series A Preferred Stock.
Upon the Closing, the Company expects to adjust the carrying value of New Bridger’s Series A Preferred Stock to approximately $332,659 thousand, to exclude an amount calculated from the product of the initial issue price multiplied by 0.50 historically included in the carrying value of Series C Preferred shares. Additionally, the Closing triggered a down round conversion feature embedded in the Series C Preferred shares. The Company expects to recognize the effect of the down round conversion feature as a deemed dividend, increasing the loss available to common stockholders in the computation of net loss per share by approximately $82,074 thousand based on a preliminary fair value estimate.
In addition, the Company assumed all of JCIC’s issued and outstanding securities, which were converted into New Bridger’s securities upon the Closing, including: (i) 2,084,357 shares of New Bridger’s common stock held by public shareholders, (ii) 2,603,189 shares of New Bridger’s common stock held by JCIC’s sponsor and independent directors, and (iii) 26,650,000 warrants issued by JCIC upon its initial public offerings (the “Warrants”), of which 17,250,000 were issued to public shareholders (“Public Warrants”) and 9,400,000 were issued throu gh a
private sale (“Private Placement Warrants”). Each of the Warrants allows the holder to purchase one share of New Bridger’s common stock at $11.50 per share. The Warrants remained liability classified instruments upon assumption at the Closing Date. The estimated fair value of the Warrants on the date of assumption is approximated to be $5.9 million based on the trading price of the Public Warrants on the date of assumption, which was $0.22 per Warrant.
On January 25, 2023, Bridger Aerospace Group Holdings, Inc. began trading on the NASDAQ under the ticker symbol “BAER.”
On February 14, 2023, the Company paid $9.1 million and received its 6 th
Viking CL415EAF, the remaining aircraft under the aircraft purchase agreement with Longview Aviation Asset Management, Inc. and Viking. See Note 14 – Commitments and Contingencies for further detail.